Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			$ 47,353
Additions-acquired separately	$ 10,935	$ 9,955
Amortization expenses			(3,766)		$ (3,379)	$ (3,080)
Impairment losses			(9)	$ 0	0	0
Ending balance			54,883	$ 1,852	47,353
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			63,267		63,103	52,778
Additions-acquired separately			11,305		282	10,380
Disposal			(462)		(121)	(377)
Effect of foreign exchange difference			0		0	0
Acquisitions through business combinations						314
Others					3	8
Ending balance		63,103	74,110		63,267	63,103
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			(15,914)		(12,656)	(9,953)
Amortization expenses			(3,766)		(3,379)	(3,080)
Disposal			462		121	377
Impairment losses			(9)		0
Effect of foreign exchange difference			0		0	0
Others						0
Ending balance		(12,656)	(19,227)		(15,914)	(12,656)
3G and 4G concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			45,796
Ending balance			53,469		45,796
3G and 4G concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			59,209		59,209	49,254
Additions-acquired separately			10,935		0	9,955
Disposal			0		0	0
Effect of foreign exchange difference			0		0	0
Acquisitions through business combinations						0
Others					0	0
Ending balance		59,209	70,144		59,209	59,209
3G and 4G concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			(13,413)		(10,608)	(8,104)
Amortization expenses			(3,262)		(2,805)	(2,504)
Disposal			0		0	0
Impairment losses			0		0
Effect of foreign exchange difference			0		0	0
Others						0
Ending balance		(10,608)	(16,675)		(13,413)	(10,608)
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			995
Ending balance			880		995
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			3,408		3,249	3,192
Additions-acquired separately			366		277	424
Disposal			(462)		(121)	(375)
Effect of foreign exchange difference			0		0	0
Acquisitions through business combinations						0
Others					3	8
Ending balance		3,249	3,312		3,408	3,249
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			(2,413)		(1,983)	(1,793)
Amortization expenses			(481)		(551)	(565)
Disposal			462		121	375
Impairment losses			0		0
Effect of foreign exchange difference			0		0	0
Others						0
Ending balance		(1,983)	(2,432)		(2,413)	(1,983)
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			218
Ending balance			209		218
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			236		236	181
Additions-acquired separately			0		0	0
Disposal			0		0	0
Effect of foreign exchange difference			0		0	0
Acquisitions through business combinations						55
Others					0	0
Ending balance		236	236		236	236
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			(18)		(18)	(18)
Amortization expenses			0		0	0
Disposal			0		0	0
Impairment losses			(9)		0
Effect of foreign exchange difference			0		0	0
Others						0
Ending balance		(18)	(27)		(18)	(18)
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			344
Ending balance			325		344
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			414		409	151
Additions-acquired separately			4		5	1
Disposal			0		0	(2)
Effect of foreign exchange difference			0		0	0
Acquisitions through business combinations						259
Others					0	0
Ending balance		409	418		414	409
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance			(70)		(47)	(38)
Amortization expenses			(23)		(23)	(11)
Disposal			0		0	2
Impairment losses			0		0
Effect of foreign exchange difference			0		0	0
Others						0
Ending balance		$ (47)	$ (93)		$ (70)	$ (47)